Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000119983
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	Investor Class
Trading Symbol	TRBUX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Investor Class	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 2,275,098,000
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,275,098
Number of Portfolio Holdings	435

Holdings [Text Block]
AAA Rated	30.1%
AA Rated	7.1
A Rated	22.3
BBB Rated	35.8
BB Rated and Below	0.9
Not Rated	0.1
U.S. Treasury Securities	3.9
Reserves	-0.2

Largest Holdings [Text Block]
Santander Drive Auto Receivables Trust	3.2%
U.S. Treasury Bills	3.0
Exeter Automobile Receivables Trust	2.0
Verus Securitization Trust	1.7
Octane Receivables Trust	1.5
Carvana Auto Receivables Trust	1.5
Enterprise Fleet Financing	1.4
Targa Resources	1.2
Structured Agency Credit Risk Debt Notes	1.1
Bacardi-Martini	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193195
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	I Class
Trading Symbol	TRSTX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - I Class	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 2,275,098,000
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,275,098
Number of Portfolio Holdings	435

Holdings [Text Block]
AAA Rated	30.1%
AA Rated	7.1
A Rated	22.3
BBB Rated	35.8
BB Rated and Below	0.9
Not Rated	0.1
U.S. Treasury Securities	3.9
Reserves	-0.2

Largest Holdings [Text Block]
Santander Drive Auto Receivables Trust	3.2%
U.S. Treasury Bills	3.0
Exeter Automobile Receivables Trust	2.0
Verus Securitization Trust	1.7
Octane Receivables Trust	1.5
Carvana Auto Receivables Trust	1.5
Enterprise Fleet Financing	1.4
Targa Resources	1.2
Structured Agency Credit Risk Debt Notes	1.1
Bacardi-Martini	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225825
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	Z Class
Trading Symbol	TRZWX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 2,275,098,000
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,275,098
Number of Portfolio Holdings	435

Holdings [Text Block]
AAA Rated	30.1%
AA Rated	7.1
A Rated	22.3
BBB Rated	35.8
BB Rated and Below	0.9
Not Rated	0.1
U.S. Treasury Securities	3.9
Reserves	-0.2

Largest Holdings [Text Block]
Santander Drive Auto Receivables Trust	3.2%
U.S. Treasury Bills	3.0
Exeter Automobile Receivables Trust	2.0
Verus Securitization Trust	1.7
Octane Receivables Trust	1.5
Carvana Auto Receivables Trust	1.5
Enterprise Fleet Financing	1.4
Targa Resources	1.2
Structured Agency Credit Risk Debt Notes	1.1
Bacardi-Martini	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless